SLM Student Loan Trust 2007-1
Quarterly Servicing Report

Distribution Date	04/25/2007
Collection Period	01/25/2007- 03/31/2007

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Chase Bank USA, National Association -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2007-1 Deal Parameters

	Student Loan Portfolio Characteristics		01/25/2007	Activity	03/31/2007

A	i	Portfolio Balance	$3,976,543,127.71	($43,800,529.28)	$3,932,742,598.43
	ii	Interest to be Capitalized	7,906,507.04		10,875,168.33

	iii	Total Pool	$3,984,449,634.75		$3,943,617,766.76
	iv	Capitalized Interest	110,000,000.00		110,000,000.00
	v	Add-on Consolidation Loan Account Balance	20,000,000.00		2,790,124.36
	vi	Specified Reserve Account Balance	10,054,909.00		9,866,019.73

	vii	Total Adjusted Pool	$4,124,504,543.75		$4,066,273,910.85

B	i	Weighted Average Coupon (WAC)	5.229%		5.230%
	ii	Weighted Average Remaining Term	272.54		272.30
	iii	Number of Loans	256,805		253,748
	iv	Number of Borrowers	151,647		149,521
	v	Aggregate Outstanding Principal Balance — T-Bill Other	$10,940,023		$10,903,258
	vi	Aggregate Outstanding Principal Balance — T-Bill	$57,271,192		$56,377,811
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$3,916,238,420		$3,876,284,444
	viii	Pool Factor	1.000000000		0.981214211

						% of O/S		% of O/S
	Notes			Spread	Balance 1/25/07	Securities	Balance 4/25/2007	Securities

C	i	A-1 Notes	78443VAA0	-0.030%	$351,000,000.00	8.474%	$297,120,757.81	7.268%
	ii	A-2 Notes	78443VAB8	0.000%	516,000,000.00	12.458%	516,000,000.00	12.622%
	iii	A-3 Notes	78443VAC6	0.030%	417,000,000.00	10.068%	417,000,000.00	10.200%
	iv	A-4 Notes	78443VAD4	0.060%	621,000,000.00	14.993%	621,000,000.00	15.190%
	v	A-5 Notes	78443VAE2	0.090%	891,000,000.00	21.511%	891,000,000.00	21.795%
	vi	A-6 Notes	78443VAG7	0.140%	1,221,758,000.00	29.497%	1,221,758,000.00	29.885%
	ix	B Notes	78443VAJ1	0.220%	124,261,000.00	3.000%	124,261,000.00	3.040%

	x	Total Notes			$4,142,019,000.00	100.000%	$4,088,139,757.81	100.000%

	Reserve Account		01/25/2007	04/25/2007

D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)	$10,054,909.00
	iii	Specified Reserve Acct Balance ($)	$10,054,909.00	$9,866,019.73
	iv	Reserve Account Floor Balance ($)	$6,032,945.00	$6,032,945.00
	v	Current Reserve Acct Balance ($)	$10,054,909.00	$9,866,019.73

	Other Accounts		01/25/2007	04/25/2007

E	i	Supplemental Loan Purchase Account	$17,514,017.96	$0.00
	ii	Add-on Consolidation Loan Account	$20,000,000.00	$2,790,124.36
	iii	Capitalized Interest Account	$110,000,000.00	$110,000,000.00
	iv	Floor Income Rebate Account	$0.00	$15,291.47

	Asset/Liability		01/25/2007	04/25/2007

F	i	Total Adjusted Pool + Supplemental Loan Purchase Acc	$4,142,018,561.71	$4,066,273,910.85
	ii	Total Outstanding Balance Notes	$4,142,019,000.00	$4,088,139,757.81
	iii	Difference	$(438.29)	$(21,865,846.96)
	iv	Parity Ratio	1.00000	0.99465

II. 2007-1 Transactions from: 01/25/2007 through: 03/31/2007

A	Student Loan Principal Activity
	i	Regular Principal Collections	$83,735,256.84
	ii	Principal Collections from Guarantor	1,278,707.69
	iii	Principal Reimbursements	3,031,644.32
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$88,045,608.85

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$4,721.52
	ii	Capitalized Interest	(10,135,499.33)

	iii	Total Non-Cash Principal Activity	$(10,130,777.81)

C	Student Loan Principal Purchases		$(34,114,301.76)

D	Total Student Loan Principal Activity		$43,800,529.28

E	Student Loan Interest Activity
	i	Regular Interest Collections	$21,981,912.38
	ii	Interest Claims Received from Guarantors	15,596.73
	iii	Collection Fees/Returned Items	10,569.75
	iv	Late Fee Reimbursements	220,416.82
	v	Interest Reimbursements	42,929.53
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$22,271,425.21

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(5,381.01)
	ii	Capitalized Interest	10,135,499.33

	iii	Total Non-Cash Interest Adjustments	$10,130,118.32

G	Student Loan Interest Purchases		$(58,302.27)

H	Total Student Loan Interest Activity		$32,343,241.26

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2007-1 Collection Account Activity 01/25/2007 through 03/31/2007

A	Principal Collections
	i	Principal Payments Received	$26,694,641.89
	ii	Consolidation Principal Payments	58,319,322.64
	iii	Reimbursements by Seller	(2,984.18)
	iv	Borrower Benefits Reimbursements	321,474.46
	v	Reimbursements by Servicer	379.03
	vi	Re-purchased Principal	2,712,775.01

	vii	Total Principal Collections	$88,045,608.85

B	Interest Collections
	i	Interest Payments Received	$21,602,667.36
	ii	Consolidation Interest Payments	394,841.75
	iii	Reimbursements by Seller	4.67
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	22,071.00
	vi	Re-purchased Interest	20,853.86
	vii	Collection Fees/Return Items	10,569.75
	viii	Late Fees	220,416.82

	ix	Total Interest Collections	$22,271,425.21

C	Other Reimbursements		$290,374.82

D	Reserves in Excess of the Requirement		$188,889.27

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$1,844,489.46

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Accoun		$609,591.84

J	Excess Transferred from Add-on Consolidation Loan Accoun		$0.00

K	Funds Released from Capitalized Interest Account		$0.00

L	Intial Deposit to the Collection Accoun		$11,090,000.00

M	TOTAL AVAILABLE FUNDS		$124,340,379.45

	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(2,035,094.76)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Consolidation Loan Rebate Fees to Dept. of Education	$(10,442,779.77)
		Funds Allocated to the Floor Income Rebate Accoun	$(15,291.47)
		Funds Released from the Floor Income Rebate Accoun	$0.00

N	NET AVAILABLE FUNDS		$111,847,213.45

O	Servicing Fees Due for Current Period		$1,650,382.81

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$1,670,382.81

IV. 2007-1 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	01/25/2007	03/31/2007	01/25/2007	03/31/2007	01/25/2007	03/31/2007	01/25/2007	03/31/2007	01/25/2007	03/31/2007

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	$0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	5.354%	5.269%	184,457	154,725	71.828%	60.976%	$2,724,732,154.79	$2,195,334,656.32	68.520%	55.822%
31-60 Days Delinquent	5.622%	5.930%	9,430	12,467	3.672%	4.913%	135,942,541.57	172,657,514.72	3.419%	4.390%
61-90 Days Delinquent	5.412%	5.837%	2,374	9,073	0.924%	3.576%	34,731,672.92	131,757,037.22	0.873%	3.350%
91-120 Days Delinquent	5.457%	6.041%	1,140	3,423	0.444%	1.349%	14,481,525.06	44,182,626.88	0.364%	1.123%
> 120 Days Delinquent	5.443%	5.658%	1,934	3,050	0.753%	1.202%	21,271,633.32	40,470,293.94	0.535%	1.029%

Deferment
Current	4.662%	4.764%	44,090	50,857	17.169%	20.042%	759,849,459.38	913,709,101.25	19.108%	23.233%

Forbearance
Current	5.303%	5.443%	13,362	20,098	5.203%	7.920%	285,081,895.86	433,692,991.64	7.169%	11.028%

TOTAL REPAYMENT	5.229%	5.231%	256,787	253,693	99.993%	99.978%	$3,976,090,882.90	$3,931,804,221.97	99.989%	99.976%

Claims in Process (1)	6.321%	5.577%	18	55	0.007%	0.022%	$452,244.81	$938,376.46	0.011%	0.024%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	5.229%	5.230%	256,805	253,748	100.000%	100.000%	$3,976,543,127.71	$3,932,742,598.43	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2007-1 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$33,751,062.50
B	Interest Subsidy Payments Accrued During Collection Period	3,417,526.73
C	Special Allowance Payments Accrued During Collection Period	20,251,436.83
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	1,844,489.46
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Consolidation Loan Rebate Fees	(10,442,779.77)

G	Net Expected Interest Collections	$48,821,735.75
VI. 2007-1 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013325000	01/25/2007 - 04/25/2007	1 NY Business Day	5.33000%	LIBOR
B	Class A-2 Interest Rate	0.013400000	01/25/2007 - 04/25/2007	1 NY Business Day	5.36000%	LIBOR
C	Class A-3 Interest Rate	0.013475000	01/25/2007 - 04/25/2007	1 NY Business Day	5.39000%	LIBOR
D	Class A-4 Interest Rate	0.013550000	01/25/2007 - 04/25/2007	1 NY Business Day	5.42000%	LIBOR
E	Class A-5 Interest Rate	0.013625000	01/25/2007 - 04/25/2007	1 NY Business Day	5.45000%	LIBOR
F	Class A-6 Interest Rate	0.013750000	01/25/2007 - 04/25/2007	1 NY Business Day	5.50000%	LIBOR
I	Class B Interest Rate	0.013950000	01/25/2007 - 04/25/2007	1 NY Business Day	5.58000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VII. 2007-1 Inputs From Initial Period 01/25/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$3,976,543,127.71
	ii	Interest To Be Capitalized	7,906,507.04

	iii	Total Pool	$3,984,449,634.75
	iv	Capitalized Interest	110,000,000.00
	v	Add-on Consolidation Loan Account Balance	20,000,000.00
	vi	Specified Reserve Account Balance	10,054,909.00

	vii	Total Adjusted Pool	$4,124,504,543.75

B	Total Note Factor		1.000000000
C	Total Note Balance		$4,142,019,000.00

	Note Balance 01/25/2007		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B

(D)	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$351,000,000.00	$516,000,000.00	$417,000,000.00	$621,000,000.00	$891,000,000.00	$1,221,758,000.00	$124,261,000.00
	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$10,054,909.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

VIII. 2007-1 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$111,847,213.45	$111,847,213.45

B	Primary Servicing Fees — Current Month		$1,650,382.81	$110,196,830.64

C	Administration Fee		$20,000.00	$110,176,830.64

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$4,677,075.00	$105,499,755.64
	ii	Class A-2	$6,914,400.00	$98,585,355.64
	iii	Class A-3	$5,619,075.00	$92,966,280.64
	iv	Class A-4	$8,414,550.00	$84,551,730.64
	v	Class A-5	$12,139,875.00	$72,411,855.64
	vi	Class A-6	$16,799,172.50	$55,612,683.14

	ix	Total Class A Interest Distribution	$54,564,147.50

E	Class B Noteholders’ Interest Distribution Amount		$1,733,440.95	$53,879,242.19

F	Class A Noteholders' Principal Distribution Amounts
	i	Class A-1	$53,879,242.19	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6	$0.00	$0.00

	ix	Total Class A Principal Distribution	$53,879,242.19

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

IX. 2007-1 Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$10,054,909.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$10,054,909.00
	iv	Required Reserve Account Balance	$9,866,019.73
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$188,889.27
	vii	Ending Reserve Account Balance	$9,866,019.73

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		02/08/2007
	i	Beginning Balance	$17,514,017.96
	ii	Supplemental Loan Purchases	$(16,904,426.12)
	iii	Transfers to Collection Account	$(609,591.84)

	iv	Ending Balance	$0.00

C	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date		06/30/2007
	i	Beginning Balance	$20,000,000.00
	ii	Add-on Loans Funded	$(17,209,875.64)
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$2,790,124.36

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		01/25/2008
	i	Beginning Balance	$110,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$110,000,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$0.00
	ii	Deposits for the Period	$15,291.47
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$15,291.47

X. 2007-1 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 04/ 25/2013 or (2) the first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Class A Notes Outstanding (after application of available funds)	$3,963,878,757.81

	ii	Adjusted Pool Balance	$4,066,273,910.85

	iii	Note Balance Trigger Event Exists (i > ii)	N

	After the stepdown date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$3,932,742,598.43
	ii	Borrower Interest Accrued	33,751,062.50
	iii	Interest Subsidy Payments Accrued	3,417,526.73
	iv	Special Allowance Payments Accrued	20,251,436.83
	v	Reserve Account Balance (after any reinstatement)	9,866,019.73
	vi	Capitalized Interest Account Balance	110,000,000.00
	vii	Add-On Account Balance	2,790,124.36

	viii	Total	$4,112,818,768.58
	ix	Less: Specified Reserve Account Balance	(9,866,019.73)

	x	Total	$4,102,952,748.85

	xi	Class A Notes Outstanding (after application of available funds)	$3,963,878,757.81

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before
		Any Amounts are Applied to the Class B Noteholders’ Distribution Amount
		(xi > x or xii = Y)	N

XI. 2007-1 Distributions

	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B

A	i	Quarterly Interest Due	$4,677,075.00	$6,914,400.00	$5,619,075.00	$8,414,550.00	$12,139,875.00	$16,799,172.50	$1,733,440.95
	ii	Quarterly Interest Paid	4,677,075.00	6,914,400.00	5,619,075.00	8,414,550.00	12,139,875.00	16,799,172.50	1,733,440.95

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$75,745,089.15	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	53,879,242.19	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$21,865,846.96	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$58,556,317.19	$6,914,400.00	$5,619,075.00	$8,414,550.00	$12,139,875.00	$16,799,172.50	$1,733,440.95

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	3/31/07	$4,142,019,000.00
	ii	Adjusted Pool Balance	3/31/07	4,066,273,910.85

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$75,745,089.15

	iv	Adjusted Pool Balance	1/25/07	$4,124,504,543.75
	v	Adjusted Pool Balance	3/31/07	4,066,273,910.85

	vi	Current Principal Due (iv - v)		$58,230,632.90
	vii	Notes Issued Exceeding Adjusted Pool Balance		17,514,456.25

	viii	Principal Distribution Amount (vi + vii)		$75,745,089.15

	ix	Principal Distribution Amount Paid		$53,879,242.19

	x	Principal Shortfall (viii - ix)		$21,865,846.96

C		Total Principal Distribution		$53,879,242.19
D		Total Interest Distribution		56,297,588.45

E		Total Cash Distributions		$110,176,830.64

					Paydown
	Note Balances			01/25/2007	Factor	04/25/2007
F	i	A-1 Note Balance	78443VAA0	$351,000,000.00		$297,120,757.81
		A-1 Note Pool Factor		1.000000000	0.153502115	0.846497885

	ii	A-2 Note Balance	78443VAB8	$516,000,000.00		$516,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443VAC6	$417,000,000.00		$417,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443VAD4	$621,000,000.00		$621,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78443VAE2	$891,000,000.00		$891,000,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-6 Note Balance	78443VAG7	$1,221,758,000.00		$1,221,758,000.00
		A-6 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	ix	B Note Balance	78443VAJ1	$124,261,000.00		$124,261,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2007-1 Historical Pool Information

			1/25/07 - 3/31/07
Beginning Student Loan Portfolio Balance			$3,976,543,127.71

	Student Loan Principal Activity
	i	Regular Principal Collections	$83,735,256.84
	ii	Principal Collections from Guarantor	1,278,707.69
	iii	Principal Reimbursements	3,031,644.32
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$88,045,608.85
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$4,721.52
	ii	Capitalized Interest	(10,135,499.33)

	iii	Total Non-Cash Principal Activity	$(10,130,777.81)

	Student Loan Principal Purchases		$(34,114,301.76)

(-)	Total Student Loan Principal Activity		$43,800,529.28

	Student Loan Interest Activity
	i	Regular Interest Collections	$21,981,912.38
	ii	Interest Claims Received from Guarantors	15,596.73
	iii	Collection Fees/Returned Items	10,569.75
	iv	Late Fee Reimbursements	220,416.82
	v	Interest Reimbursements	42,929.53
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$22,271,425.21

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(5,381.01)
	ii	Capitalized Interest	10,135,499.33

	iii	Total Non-Cash Interest Adjustments	$10,130,118.32

	Student Loan Interest Purchases		$(58,302.27)

	Total Student Loan Interest Activity		$32,343,241.26

(=)	Ending Student Loan Portfolio Balance		$3,932,742,598.43

(+)	Interest to be Capitalized		$10,875,168.33

(=)	TOTAL POOL		$3,943,617,766.76

(+)	Capitalized Interest		$110,000,000.00

(+)	Add-on Consolidation Loan Account Balance		$2,790,124.36

(+)	Reserve Account Balance		$9,866,019.73

(=)	Total Adjusted Pool		$4,066,273,910.85

XIII. 2007-1 Payment History and CPRs

Distribution Date	Actual Pool Balances	Since Issued CPR *
Apr-07	$3,943,617,767	5.00%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.